Research And Development Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2016
Research and Development Expense [Abstract]
Schedule Of Research And Development Expenses, Net

	Year ended December 31,
	2016	2015	2014
Total expenses	$291,749	$277,837	$267,691
Less - grants and participations	(35,957)	(34,421)	(39,680)
	$255,792	$243,416	$228,011